Accumulated Other Comprehensive Income (Loss) (Tables)	12 Months Ended
Dec. 31, 2017
Equity [Abstract]
Changes in Accumulated Other Comprehensive Income, Net of Tax
For the year ended December 31, 2016, changes in Accumulated other comprehensive income, net of tax, were as follows:

(In thousands)	Foreign currency translation	Unrealized gain (loss) in Accumulated OCI	Total
Balance at December 31, 2015	$(23,174)	$637	$(22,537)
Other comprehensive income (loss) before reclassifications	(4,954)	(3,811)	(8,765)
Reclassification adjustments for losses included in net loss, net of tax	—	4,293	4,293
Net other comprehensive income (loss)	(4,954)	482	(4,472)
Balance at December 31, 2016	$(28,128)	$1,119	$(27,009)
For the year ended December 31, 2017, changes in Accumulated other comprehensive income (loss), net of tax, were as follows:

(In thousands)	Foreign currency translation	Unrealized gain (loss) in Accumulated OCI	Total
Balance at December 31, 2016	$(28,128)	$1,119	$(27,009)
Other comprehensive income (loss) before reclassifications	22,724	3,790	26,514
Reclassification adjustments for losses included in net loss, net of tax	—	(33)	(33)
Net other comprehensive income (loss)	22,724	3,757	26,481
Balance at December 31, 2017	$(5,404)	$4,876	$(528)